Schedule of Calculations of Basic and Diluted EPS (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Amounts available to common stockholders, Net Income	$ (195)	$ 4,666	$ 398	$ 11,452
Amounts available to common stockholders, Weighted Average Shares	33,064	23,138	26,373	23,046	23,076	22,716
Amounts available to common stockholders, Earnings Per Share	$ (0.01)	$ 0.20	$ 0.02	$ 0.50	$ 0.69	$ 0.43
Amounts available to stockholders and assumed conversions, Weighted Average Shares Outstanding	33,064	23,252	41,776	23,192	23,230	23,141
Amounts available to stockholders and assumed conversions, Earnings Per Share	$ (0.01)	$ 0.20	$ 0.01	$ 0.49	$ 0.68	$ 0.42
As reported, Net Income	$ (195)	$ 4,689	$ 420	$ 11,525	$ 16,009	$ 9,950
As reported, Weighted Average Shares Outstanding					23,230	23,141
Amounts allocated to unvested restricted shares, Net Income					$ (106)	$ (183)
Amounts allocated to unvested restricted shares Weighted Average Shares Outstanding					(154)	(425)
Amounts available to common stockholders, Net Income					$ 15,903	$ 9,767
Amounts available to common stockholders, Weighted Average Shares					23,076	22,716
Amounts available to common stockholders, Earnings Per Share					$ 0.69	$ 0.43
Amounts allocated to unvested restricted shares Net Income					$ 106	$ 183
Amounts allocated to unvested restricted shares Weighted Average Shares Outstanding					154	425
Non participating share units Weighted Average Shares Outstanding
Amounts reallocated to unvested restricted shares, Net Income					$ (107)	$ (186)
Amounts available to stockholders and assumed conversions, Net Income					$ 15,902	$ 9,764
Amounts available to stockholders and assumed conversions Weighted Average Shares Outstanding					23,230	23,141
Amounts available to stockholders and assumed conversions, Earnings Per Share					$ 0.68	$ 0.42
Convertible Debt [Member]
Amounts available to stockholders and assumed conversions, Net Income			$ 31
Amounts available to stockholders and assumed conversions, Weighted Average Shares Outstanding			10,000
Unvested Restricted Shares [Member]
Amounts available to common stockholders, Net Income		$ (23)
Amounts available to common stockholders, Weighted Average Shares		(114)
Amounts available to stockholders and assumed conversions, Net Income		$ 23	$ 23	$ 73
Amounts available to stockholders and assumed conversions, Weighted Average Shares Outstanding		114	1,439	146
Reallocated Unvested Restricted Shares [Member]
Amounts available to stockholders and assumed conversions, Net Income		$ (23)	$ (23)	$ (73)
Amounts available to stockholders and assumed conversions, Weighted Average Shares Outstanding
Stock holders Assumed Conversions [Member]
Amounts available to stockholders and assumed conversions, Net Income	$ (195)	$ 4,666	$ 429	$ 11,452
Amounts available to stockholders and assumed conversions, Weighted Average Shares Outstanding	33,064	23,252	41,776	23,192
Amounts available to stockholders and assumed conversions, Earnings Per Share	$ (0.01)	$ 0.20	$ 0.01	$ 0.49
Unvested Restricted Warrant Shares [Member]
Amounts available to common stockholders, Net Income			$ (22)	$ (73)
Amounts available to common stockholders, Weighted Average Shares			(1,439)	(146)
Stock Warrants [Member]
Amounts available to stockholders and assumed conversions, Net Income
Amounts available to stockholders and assumed conversions, Weighted Average Shares Outstanding			3,964
Previously Reported [Member]
Amounts available to common stockholders, Net Income	$ (195)	$ 4,689	$ 420	$ 11,525
Amounts available to common stockholders, Weighted Average Shares	33,064	23,252	27,812	23,192
As reported, Net Income					$ 16,009